Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 88,112
Year 2	1,412
Total	$ 89,524